Guarantees - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Guarantees [Abstract]
Guarantor obligations and purpose	The Company is required to be accredited by the International Air Transport Association (“IATA”) to be permitted to sell international airlines tickets of airlines affiliated with IATA.
Guarantee for the benefit of the IATA	$ 39,764